Reserves (Details Textual)								1 Months Ended													12 Months Ended
	Feb. 05, 2019 shares	Dec. 11, 2018 shares	Nov. 03, 2018 shares	Nov. 02, 2018 shares $ / shares	Oct. 01, 2018 shares	Aug. 04, 2018 shares	Jul. 13, 2018 shares $ / shares	Jun. 30, 2020 shares	May 25, 2020 shares	Feb. 18, 2020 shares	Jan. 30, 2020 shares	Dec. 19, 2019 shares	Apr. 09, 2019 shares $ / shares	Oct. 24, 2018 shares	Aug. 28, 2018 shares $ / shares	Jun. 25, 2018 shares	Apr. 06, 2018 shares	Jan. 18, 2018 shares $ / shares	Dec. 13, 2017 shares	Oct. 10, 2017 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares	Jun. 30, 2018 shares
Options for fully paid ordinary shares/warrants [Member]
Disclosure of reserves within equity [line items]
Number of share options expired	100,000	1,200,000	200,000		360,000	306,490			1,400,000	2,000,000				200,000		1,649,573	1,200,000		850,000
Options for fully paid ordinary shares/warrants [Member] | Employee [Member]
Disclosure of reserves within equity [line items]
Expiry Date							January 31, 2023
Number of share options forfeited								150,000			200,000									2,360,000
Number of share options issued							700,000
Options for fully paid ordinary shares/warrants [Member] | Directors and Employees [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options | $ / shares							$ 0.083											$ 0.11
Fair value of outstanding share options | $ / shares							$ 0.038											$ 0.047
Expiry Date																		December 14, 2022
Number of share options issued																		12,100,000
Options for fully paid ordinary shares/warrants [Member] | Consultant [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options | $ / shares															$ 0.11
Fair value of outstanding share options | $ / shares															$ 0.019
Expiry Date															December 14, 2022
Number of share options issued															500,000
Options for fully paid ordinary shares/warrants [Member] | Director [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options | $ / shares				$ 0.11
Fair value of outstanding share options | $ / shares				$ 0.016
Expiry Date				December 14, 2022
Number of share options issued				1,250,000
Options for fully paid ordinary shares/warrants [Member] | Life Biosciences LLC [Member]
Disclosure of reserves within equity [line items]
Expiry Date													December 19, 2019
Number of warrants issued													586,672,964
Exercise price of warrants | $ / shares													$ 0.045
Reserve Of Share Based Payments For Options [Member]
Disclosure of reserves within equity [line items]
Number of stock options outstanding								21,550,000													21,550,000	25,300,000	25,216,490
Number of share options forfeited																					(350,000)		(2,360,000)
Number of share options expired																					(3,400,000)	(2,366,490)	(11,349,573)
Reserve Of Share Based Payments For Warrants [Member]
Disclosure of reserves within equity [line items]
Number of stock options outstanding																						586,672,964
Number of share options expired												586,672,964